EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2013-1

Class A-1 0.26000% Asset Backed Notes

Class A-2 0.48% Asset Backed Notes

Class A-3 0.62% Asset Backed Notes

Class B 1.16% Asset Backed Notes

Class C 1.76% Asset Backed Notes

Class D 2.27% Asset Backed Notes

Class E 3.21% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2013-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank Trust Company Americas as Indenture Trustee, dated as of January 16, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2017
Collection Period Ending:	07/31/2017
Prev. Distribution/Close Date:	07/17/2017
Distribution Date:	08/15/2017
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	55

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	65,349	12/31/2012	01/16/2013	1,190,738,462.70
Subsequent Rec. #1	12,224	01/31/2013		221,690,914.16
Total	77,573			1,412,429,376.86

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	155,730,786.93

{2} Aggregate Principal Balance of Subsequent Receivables		{2}	—

Monthly principal amounts
{3} Scheduled payments	{3}	4,464,063.48
{4} Prepayments received (partial and full)	{4}	1,565,524.64
{5} Repurchased Receivables	{5}	163,595.62
{6} Defaulted Receivables	{6}	2,977,217.68
{7} Cram Down Losses	{7}	(19,994.50)
{8} Other Receivables adjustments	{8}	—

{9} Total Principal distributable amount		{9}	9,150,406.92

{10} End of period aggregate Principal Balance		{10}	146,580,380.01

{11} Pool Factor ({10}/ Original Pool Balance)		{11}	0.103779

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{12} Original Note Balance			{12}	184,000,000.00	355,000,000.00	294,330,000.00	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	1,292,370,000.00

{13} Beginning of period Note Balance			{13}	—	—	—	—	—	90,001,168.89	42,370,000.00	132,371,168.89

{14} First Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Second Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Third Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Fourth Allocation of Principal			{17}	—	—	—	—	—	—	—	—
{18} Fifth Allocation of Principal			{18}	—	—	—	—	—	—	—	—
{19} Regular Allocation of Principal			{19}	—	—	—	—	—	7,777,845.88	—	7,777,845.88
{20} Excess funds from Prefunding Account			{20}	—	—	—	—	—	—	—	—
{21} Optional Purchase payment amount			{21}	—	—	—	—	—	—	—	—
{22} End of period Note Balance			{22}	—	—	—	—	—	82,223,323.01	42,370,000.00	124,593,323.01
{23} Note Pool Factors			{23}	—	—	—	—	—	0.751104	1.000000	0.096407
{24} Principal payment per $1,000			{24}	—	—	—	—	—	71.05	—	6.02

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{25} Scheduled principal payments received									{25}	4,464,063.48
{26} Partial and full prepayments received									{26}	1,565,524.64
{27} Liquidation Proceeds									{27}	832,661.80
{28} Principal on Repurchased Receivables									{28}	377,347.92
{28a} Interest on Repurchased Receivables (1)									{28a}	4,933,097.94
{29} Interest collected on Receivables									{29}	2,099,176.49
{30} Other amounts received									{30}	13,460.35
{31} Interest Earned on Prefunding Account									{31}	—
{32} Reserve Account Excess Amount									{32}	—
{33} Reserve Account Draw Amount									{33}	—

{34} Total Available Funds										{34}	14,285,332.62

Distributions
{35} Indenture Trustee Fee									{35}	—
{36} Owner Trustee Fee									{36}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{37}	389,326.97	—	—	389,326.97					{37}	389,326.97

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{38}	Class A-1	—	0.26000%	29	Actual/360	—			{38}	—
{39}	Class A-2	—	0.48%	30	30 / 360	—			{39}	—
{40}	Class A-3	—	0.62%	30	30 / 360	—			{40}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—					{41}	—
{42}	Class A-2	—	—	—					{42}	—
{43}	Class A-3	—	—	—					{43}	—

(1)

The Servicer recalculated the accrued interest portion of the repurchase price paid in connection with the prior repurchase of receivables from the issuing entity. After recalculating the amount of accrued interest owed, the Servicer determined that there was an aggregate shortfall of $4,930,636.79. On or before the August Payment Date, Santander Consumer will deposit the amount of such shortfall into the collection account to be applied as Available Funds on the August Payment Date.

{44} First Allocation of Principal									{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	—	1.16%	30	30 / 360	—			{45}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—					{46}	—

{47} Second Allocation of Principal									{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	—	1.76%	30	30 / 360	—			{48}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—					{49}	—

{50} Third Allocation of Principal									{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	90,001,168.89	2.27%	30	30 / 360	170,252.21			{51}	170,252.21

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—					{52}	—

{53} Fourth Allocation of Principal									{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	42,370,000.00	3.21%	30	30 / 360	113,339.75			{54}	113,339.75

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—					{55}	—

{56} Fifth Allocation of Principal									{56}	—

{57} Reserve Account deposit									{57}	—
{58} Regular Allocation of Principal									{58}	7,777,845.88
{59} Distribution to Residual Interestholder									{59}	5,834,567.81

{60} Total Distribution Amount										{60}	14,285,332.62

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance							{61}	28,248,587.53
{62} Deposit to Reserve Account							{62}
{63} Release from Reserve Account							{63}	—

{64} End of period Reserve Account balance										{64}	28,248,587.53

{65} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date and each Subsequent Receivables Added since Cut-Off)										{65}	28,248,587.53
{66} Change in Reserve Account balance from prior period										{66}	—

V. RECONCILIATION OF PREFUNDING ACCOUNT

{67} Beginning of period Prefunding Account balance							{67}	—
{68} Interest Earned on Prefunding Account							{68}	—
{69} Release to Seller for Subsequent Receivables Purchase							{69}	—
{70} Interest Earned transferred to Available Funds							{70}	—
{71} Release of excess to Noteholders							{71}	—

{72} End of period Prefunding Account balance										{72}	—

{73} Change in Prefunding Account balance from prior period										{73}	—

VI. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{74} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and				{74}	21,987,057.00
{75} (ii) 1.50% of the Principal Balance of the Receivables as of the Initial Pool Balance and the Subsequent Pool Balance				{75}	21,186,440.65

{76} Cumulative Net Loss Trigger				{76}	No
{77} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)				{77}	36,645,095.00

{78} End of period Principal Balance of the Receivables			{78}	146,580,380.01
{79} Amount on deposit in the Prefunding Account			{79}	—
{80} End of period Note Balance			{80}	124,593,323.01
{81} Overcollateralization amount at the end of the Collection Period				{81}	21,987,057.00
{82} Overcollateralization % at the end of the Collection Period				{82}	15.00%

VII. STATISTICAL DATA

		Original	Original Subsequent #1	Previous Aggregate	Current Aggregate
{83} Principal Balance of the Receivables	{83}	1,190,738,462.70	221,690,914.16	155,730,786.93	146,580,380.01
{84} Weighted average coupon of the Receivables	{84}	16.84%	16.75%	17.04%	17.07%
{85} Weighted average original term of the Receivables	{85}	69.40	69.13	71.04	71.08
{86} Weighted average remaining term of the Receivables	{86}	68.21	68.46	22.49	21.66
{87} Number of Receivables	{87}	65,349	12,224	16,976	16,394

VIII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{88} 31-60 days		{88}	2,092	24,497,961.32	16.71%
{89} 61-90 days		{89}	948	12,002,926.30	8.19%
{90} 91-120 days		{90}	307	3,699,741.83	2.52%
{91} 121 + days delinquent		{91}	—	—	0.00%
{92} Total		{92}	3,347	40,200,629.45	27.43%

X. REPOSSESSION INVENTORY

				Units	Dollars
{93} Beginning of period Repossessed Inventory			{93}	206	2,637,436.48
{94} Vehicles Repossessed in current period			{94}	244	3,001,887.77
{95} Repossessed vehicles sold in current period			{95}	163	2,125,275.76
{96} Repossessed vehicles reinstated in current period			{96}	77	850,263.85
{97} Repossessed vehicle adjustment in current period			{97}	—	(757.74)
{98} End of period Repossessed Inventory			{98}	210	2,663,026.90

XI. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars (a)
{99} Receivables becoming Defaulted Receivables during period			{99}	256	2,977,217.68
{100} Cram Down Losses occurring during period			{100}	12	(19,994.50)
{101} Liquidation Proceeds collected during period			{101}	867	832,661.80
{102} Net losses during period			{102}		2,124,561.38
(a) Unit count represents # of instances in period for activity aggregated

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{103} Current Period Net Loss Ratio		{103}	2,124,561.38	151,155,583.47	1.41%

{104} Prior Period Net Loss Ratio		{104}	1,035,464.93	160,194,228.40	0.65%
{105} Second Prior Period Net Loss Ratio		{105}	1,737,319.94	169,640,591.25	1.02%
{106} Third Prior Period Net Loss Ratio		{106}	1,466,695.21	179,355,492.23	0.82%
{107} Rolling 3 prior month average Net Loss Ratio		{107}			0.83%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{108} Cumulative Net losses since Cut-off Date (beginning of period)				{108}	184,218,802.69
{109} Net losses during period				{109}	2,124,561.38
{110} Other Adjustments				{110}	(213,752.30)
{111} Cumulative Net losses since Cut-off Date (end of period)				{111}	186,129,611.77

{112} Cumulative Net Loss Ratio (Net losses since the Cut-off Date /(Initial Pool Balance + Subsequent Pool Balance)				{112}	13.18%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2013-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 1, 2017 to July 31, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2017 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	August 10, 2017